Research and Development Expenditures Recognized as Expenses	12 Months Ended
Dec. 31, 2018
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Research and Development Expenditures Recognized as Expenses
31.	Research and Development Expenditures Recognized as Expenses

Research and development expenditures recognized as expenses for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Administrative expenses	￦	120,608	125,795	108,352
Cost of sales		324,190	361,093	418,250

	￦	444,798	486,888	526,602